CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 100,788	$ 94,915
Available for sale securities	39,664	23,324
Trade accounts receivable	6,393	210
Due from related parties	30,451	9,775
Other receivables	1,346	2,606
Inventories	4,995	1,228
Prepaid expenses and accrued income	1,297	545
Investment in direct financing and sales-type leases, current portion	59,531	60,160
Total current assets	244,465	192,763
Vessels and equipment	1,164,742	1,062,295
Accumulated depreciation on vessels and equipment	(190,760)	(165,465)
Vessels and equipment, net	973,982	896,830
Newbuildings	61,965	123,750
Investment in direct financing and sales-type leases, long-term portion	1,135,736	1,159,900
Investment in associated companies	203,588	169,838
Loans to related parties - associated companies, long-term	248,775	274,184
Loans to others, long-term	50,000	50,000
Other long-term investments	1,252	3,140
Deferred charges	24,327	25,723
Total assets	2,944,090	2,896,128
Current liabilities
Current portion of long-term debt	209,378	150,342
Trade accounts payable	911	681
Due to related parties	6,704	4,421
Accrued expenses	8,895	9,370
Other current liabilities	8,509	9,334
Total current liabilities	234,397	174,148
Long-term liabilities
Long-term debt	1,689,905	1,760,122
Financial instruments (long-term): mark to market valuation	89,170	79,870
Other long-term liabilities	23,157	24,897
Total liabilities	2,036,629	2,039,037
Commitments and contingent liabilities
Stockholders' equity
Share capital ($1 par value; 125,000,000 shares authorized; 79,225,000 and 79,125,000 shares issued and outstanding at June 30, 2012 and December 31, 2011, respectively)	79,125	79,125
Additional paid-in capital	60,541	61,670
Contributed surplus	553,630	548,354
Accumulated other comprehensive loss	(72,414)	(62,004)
Accumulated other comprehensive loss associated companies	(13,647)	(24,737)
Retained earnings	300,226	254,683
Total stockholders' equity	907,461	857,091
Total liabilities and stockholders' equity	$ 2,944,090	$ 2,896,128